Fair Value Measurements Of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 12,460
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	12,460
Fair Value, Measurements, Recurring | Foreign Exchange Forward | Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	24,648	3,055
Fair Value, Measurements, Recurring | Foreign Exchange Forward | Not Designated as Hedging Instrument | Other Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	12,987	3,073
Fair Value, Measurements, Recurring | Foreign Exchange Forward | Not Designated as Hedging Instrument | Other Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	(799)	(18)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	12,460
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Foreign Exchange Forward | Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	12,460
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Foreign Exchange Forward | Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	12,188	3,055
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Foreign Exchange Forward | Not Designated as Hedging Instrument | Other Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	12,987	3,073
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Foreign Exchange Forward | Not Designated as Hedging Instrument | Other Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	$ (799)	$ (18)